Other receivables and other payables - Payments made (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Deferred payments	R 292	R 0	R 185
Total cash payments made	336	3,733	4,730
Payments in excess of the original fair value (operating cash flows)	R 44	3,733	4,545
Deferred payment and deferred consideration liabilities | Commodity price risk
Disclosure of detailed information about business combination [line items]
Increase in loss due to increase in commodity price			52
Deferred payment and deferred consideration liabilities | Commodity price risk | 4E Basket Price
Disclosure of detailed information about business combination [line items]
Percentage increase in risk assumption	1.00%
Increase in loss due to increase in commodity price	R 34	70
Deferred payment and deferred consideration liabilities | Commodity price risk | Lithium Hydroxide Price
Disclosure of detailed information about business combination [line items]
Percentage increase in risk assumption	1.00%
Increase in loss due to increase in commodity price	R 26	27
Keliber
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	388	1,147	0	R 0
Marikana
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	730	1,626	2,129	R 1,539
Carrying value | Keliber
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	532	1,434
Carrying value | Marikana
Disclosure of detailed information about business combination [line items]
Marikana dividend obligation	559	1,257
Rustenburg operations acquisition
Disclosure of detailed information about business combination [line items]
Deferred payments	0	3,607	4,441
Pandora acquisition by Lonmin
Disclosure of detailed information about business combination [line items]
Deferred payments	44	126	178
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Contingent consideration	292	0	0
SFA Oxford Limited
Disclosure of detailed information about business combination [line items]
Contingent consideration	R 0	R 0	R 111